Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share reconciliation

In millions, except per share data	Year ended December 31,	2025	2024	2023
Net income		$4,720	$4,448	$5,625
Weighted-average basic shares outstanding		623.1	633.5	657.7
Dilutive effect of stock-based compensation		0.6	1.0	1.4
Weighted-average diluted shares outstanding		623.7	634.5	659.1
Basic earnings per share		$7.58	$7.02	$8.55
Diluted earnings per share		$7.57	$7.01	$8.53
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		2.2	1.2	1.0
Performance share units		0.7	0.4	0.5